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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stonebrook Fund Management LLC
Address:  450 Park Avenue, 22nd Floor
          New York, New York 10022

Form 13F File Number: 028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc Abel
Title: Chief Financial Officer
Phone: 212-702-4813

Signature, Place, and Date of Signing:

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
              /s/ Marc Abel   New York, New York   August 6, 2007
              --------------  -------------------  --------------
               [Signature]      [City, State]          [Date]
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Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

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
             Report Summary:
             Number of Other Included Managers:           0
             Form 13F Information Table Entry Total:     47
             Form 13F Information Table Value Total:   623,041
                                                     ------------
                                                     (THOUSANDS)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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STONEBROOK FUND MANAGEMENT LLC
June 30, 2007
13F

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
              Form 13F Summary Page

              Report Summary:
              ---------------
              Number of Other Included Managers......          0
              Form 13F Information Table Entry Total:         47
              Form 13F Information Table Value Total:    623,041
                                                      (thousands)

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STONEBROOK FUND MANAGEMENT LLC
June 30, 2007
13F

Company                        Title of Class Ticker Stock Cusip        Shares       Long
------------------------------ -------------- ------ ------------      --------- ------------
Wellpoint Inc.................       COM       WLP      94973V107        286,510 $ 22,872,093
Archer Daniels Midland........       COM       ADM      039483102        661,200 $ 21,879,108
United Healthcare Group.......       COM       UNH      91324P102        423,900 $ 21,678,246
Crown Holdings, Inc...........       COM       CCK      228368106        834,956 $ 20,848,851
Willis Group..................       COM       WSH   BMG966551084 ISIN   455,500 $ 20,069,330
Wesco International Inc.......       COM       WCC      95082P105        329,400 $ 19,912,230
Tyco Internationl Lts.........       COM       TYC      902124106        573,300 $ 19,371,807
CB Richard Ellis Svc..........       COM       CBG      12497T101        525,600 $ 19,184,400
Transocean Offshore Inc.......       COM       RIG   KYG900781090 ISIN   180,900 $ 19,171,782
Goodman Global Inc............       COM       GGL      38239A100        855,200 $ 19,002,544
H&E Equipment Services Inc....       COM      HEES      404030108        673,623 $ 18,686,302
United Rentals................       COM       URI      911363109        553,442 $ 18,009,003
Illinois Tool Works...........       COM       ITW      452308109        325,700 $ 17,649,683
Bucyrus International.........      CL A      BUCY      118759109        245,057 $ 17,345,134
Best Buy Co...................       COM       BBY      086516101        371,300 $ 17,328,571
Williams Sonoma...............       COM       WSM      969904101        518,000 $ 16,358,440
America Commercial Airlines...       COM      ACLI      025195207        621,200 $ 16,182,260
Thermo Electron Corp..........       COM       TMO      883556102        307,800 $ 15,919,416
Ball Corp.....................       COM       BLL      058498106        292,908 $ 15,573,918
Circuit City..................       COM       CC       172737108      1,024,200 $ 15,444,936
E*Trade Financial.............       COM      ETFC      269246104        679,400 $ 15,007,946
Office Depot Inc..............       COM       ODP      676220106        485,400 $ 14,707,620
Harsco Corp...................       COM       HSC      415864107        279,500 $ 14,534,000
Diamond Offshore Drilling Inc.       COM       DO       25271C102        137,500 $ 13,964,500
American Std..................       COM       ASD      029712106        232,000 $ 13,683,360
Whole Foods Market............       COM      WFMI      966837106        352,300 $ 13,493,090
Harley Davidson...............       COM       HOG      412822108        223,141 $ 13,301,435
Scientific Games Corp.........      CL A      SGMS      80874P109        367,200 $ 12,833,640
Beacon Roofing Supply Inc.....       COM      BECN      073685109        754,742 $ 12,823,067
Penn National Gaming..........       COM      PENN      707569109        209,500 $ 12,588,855
Airgas Inc....................       COM       ARG      009363102        244,200 $ 11,697,180
CSK Auto......................      CL A       CAO      125965103        620,900 $ 11,424,560
Norfolk Southern Corporation..       COM       NSC      655844108        209,100 $ 10,992,387
Ruby Tuesday..................       COM       RT       781182100        408,555 $ 10,757,253
Investment Technology Group...       COM       ITG      46145F105        237,900 $ 10,308,207
Nobel Corp....................       COM       NE    KYG654221004 ISIN    85,900 $  8,376,968
Watsco........................       COM       WSO      942622200        153,900 $  8,372,160
Altra Holdings Inc............       COM      AIMC      02208R106        481,319 $  8,317,192
Tyco Electronics..............       COM      TEL-W  BMG9144P1059 ISIN   209,400 $  8,179,164
Cintas........................       COM      CTAS      172908105        130,754 $  5,155,630
Actuant Corp. - Cl.A..........      CL A       ATU      00508X203         71,900 $  4,534,014
Joy Global....................       COM      JOYG      481165108         69,700 $  4,065,601
Lennox International Inc......       COM       LII      526107107        112,300 $  3,844,029
Staples Inc...................       COM      SPLS      855030102        142,900 $  3,391,017
Oshkosh Truck Corp............       COM       OSK      688239201         34,090 $  2,144,943
Abercrombie & Fitch...........      CL A       ANF      002896207         19,400 $  1,415,812
Horton (D.R.).................       COM       DHI      23331A109         32,100 $    639,753
                                  TOTAL VALUE                                    $623,041,438
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